Commitments and Contingencies - Defined contribution plan (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016
Defined Contribution Plan Disclosure [Line Items]
Nonelective employer contribution, as a percentage of basic compensation			3.00%
Number of plans | item		1
Employee contribution threshold, as a percent of basic compensation	3.00%
Employer match percentage when employee contributes below threshold	100.00%
Employer match percentage when employee contributes above threshold	50.00%
Recognized expenses | $	$ 1,076,677	$ 896,632
Maximum
Defined Contribution Plan Disclosure [Line Items]
Maximum contribution that employer will match, as a percent	5.00%